Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Assets	$ 32,393,193	$ 9,258,603
Total Financial Liabilities	(2,568,158)	(2,103,351)
Floating Interest Rate [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Assets	3,231,661	3,532,485
Total Financial Liabilities
Non-Interest Bearing [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Assets	25,968,819	5,533,405
Total Financial Liabilities	$ (2,502,509)	$ (2,069,604)
Interest Rate Risk [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Average Interest Rate	0.01%	0.24%
1 year or less [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Assets	$ 3,192,713	$ 192,713
Total Financial Liabilities	(27,746)	(32,879)
1-5 years [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Assets
Total Financial Liabilities	(37.903)	(868)
Cash and Cash Equivalents [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Assets	28,115,516	9,196,892
Cash and Cash Equivalents [Member] | Floating Interest Rate [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Assets	3,231,661	3,532,485
Cash and Cash Equivalents [Member] | Non-Interest Bearing [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Assets	$ 21,691,142	$ 5,471,694
Cash and Cash Equivalents [Member] | Interest Rate Risk [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Average Interest Rate	0.01%	0.24%
Cash and Cash Equivalents [Member] | 1 year or less [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Assets	$ 3,192,713	$ 192,713
Cash and Cash Equivalents [Member] | 1-5 years [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Assets
Trade and Other Receivables [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Assets	4,277,677	61,711
Trade and Other Receivables [Member] | Floating Interest Rate [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Assets
Trade and Other Receivables [Member] | Non-Interest Bearing [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Assets	4,277,677	61,711
Trade and Other Receivables [Member] | 1 year or less [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Assets
Trade and Other Receivables [Member] | 1-5 years [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Assets
Trade and Other Payables [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Liabilities	(2,502,509)	(2,069,604)
Trade and Other Payables [Member] | Floating Interest Rate [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Liabilities
Trade and Other Payables [Member] | Non-Interest Bearing [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Liabilities	(2,502,509)	(2,069,604)
Trade and Other Payables [Member] | 1 year or less [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Liabilities
Trade and Other Payables [Member] | 1-5 years [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Liabilities
Lease Liabilities [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Liabilities	(65,649)	(33,747)
Lease Liabilities [Member] | Floating Interest Rate [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Liabilities
Lease Liabilities [Member] | Non-Interest Bearing [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Liabilities
Lease Liabilities [Member] | 1 year or less [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Liabilities	(27,746)	(32,879)
Lease Liabilities [Member] | 1-5 years [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities [Line Items]
Total Financial Liabilities	$ (37,903)	$ (868)